Income Taxes - Summary of (Loss) Income Before Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Income Taxes [Line Items]
PRC	¥ (7,116)	$ (976)	¥ 4,542	¥ (14,937)
Foreign	7,211	990	(666)	(17,558)
Total (Loss) income before provision of income taxes	¥ 95	$ 14	¥ 3,876	¥ (32,495)